Quarterly Holdings Report
for
Fidelity® SAI Short-Term Bond Fund
May 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SST-NPRT3-0726
1.9899558.105
Asset-Backed Securities - 12.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8352% 1/20/2037 (b)(c)(d)	1,541,000	1,540,507
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7061% 7/23/2036 (b)(c)(d)	1,854,000	1,854,905
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8652% 1/20/2037 (b)(c)(d)	1,168,000	1,168,290
TOTAL BAILIWICK OF JERSEY		4,563,702
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	155,433	156,766
GRAND CAYMAN (UK OVERSEAS TER) - 3.6%
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (b)(c)(d)	2,611,000	2,611,770
Bain Capital Credit CLO Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8136% 4/22/2035 (b)(c)(d)	1,284,000	1,285,035
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8152% 1/20/2036 (b)(c)(d)	862,000	861,736
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7452% 7/18/2034 (b)(c)(d)	1,871,000	1,872,310
Dryden 104 CLO Ltd / Dryden 104 CLO LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9319% 8/20/2034 (b)(c)(d)	1,123,000	1,123,575
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 7/15/2035 (b)(c)(d)	1,750,000	1,751,313
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2036 (b)(c)(d)	2,823,000	2,823,000
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (b)	355,000	355,638
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7436% 10/22/2034 (b)(c)(d)	1,495,000	1,495,188
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2034 (b)(c)(d)	1,743,000	1,743,485
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9231% 7/15/2036 (b)(c)(d)	1,764,000	1,764,672
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6566% 1/25/2035 (b)(c)(d)	1,022,000	1,022,381
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 7/20/2038 (b)(c)(d)	1,674,000	1,674,993
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (b)(c)(d)	2,203,632	2,203,566
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7231% 7/15/2036 (b)(c)(d)	768,000	768,501
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/20/2035 (b)(c)(d)	1,381,000	1,382,203
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8752% 7/20/2032 (b)(c)(d)	1,031,956	1,032,753
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		25,772,119
UNITED STATES - 8.0%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	785,434	786,200
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (b)	1,118,000	1,111,794
AFFRM Series 2026-X1 Class A, 4.27% 4/15/2031 (b)	1,940,000	1,940,417
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	133,084	133,655
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	994,048	999,089
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	170,000	172,003
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (b)	1,085,000	1,081,247
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (b)	382,000	380,175
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	311,000	311,781
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (b)	974,000	961,373
Bank of America Credit Card Master Trust Series 2026-A1 Class A, 4.22% 4/15/2031	1,809,000	1,804,606
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	71,345	71,792
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	983,961	989,561
CarMax Auto Owner Trust Series 2026-2 Class A3, 4.22% 6/16/2031	1,440,000	1,433,309
Carvana Auto Receivables Trust Series 2025-P2 Class A3, 4.55% 8/12/2030	1,267,000	1,270,136
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	600,000	602,365
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	156,578	157,276
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.1988% 7/25/2034 (c)(d)	7,655	7,541
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	516,065	518,641
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	75,016	75,101
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	56,551	56,971
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	109,000	110,311
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	1,573,560	1,564,025
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	1,168,000	1,176,273
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	425,000	426,528
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	1,160,000	1,168,199
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	1,422,000	1,424,282
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9204% 4/17/2036 (b)(c)(d)	2,128,000	2,128,587
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5831% 10/15/2034 (b)(c)(d)	1,941,000	1,940,033
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	280,030	281,261
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	811,000	814,865
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	1,300,000	1,305,958
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	655,000	658,571
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	452,000	454,978
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	47,743	47,884
Hyundai Auto Receivables Trust Series 2025-B Class A3, 4.36% 12/17/2029	2,327,000	2,331,096
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7552% 7/20/2036 (b)(c)(d)	1,834,000	1,835,192
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (b)	1,725,000	1,732,163
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (b)	28,296	28,316
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	200,541	201,702
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (b)	655,000	655,411
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	221,477	222,607
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (b)	1,120,000	1,120,966
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	456,000	454,378
Optn Series 2026-A Class A, 4.32% 1/9/2034 (b)	151,000	149,837
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (b)	440,000	438,895
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)	525,877	518,365
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	58,246	58,350
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (b)	135,776	135,941
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	316,980	318,049
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (b)	385,000	384,989
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (b)	661,163	660,474
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (b)	240,785	241,163
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (b)	1,398,000	1,390,307
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (b)	1,983,000	1,977,742
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.5588% 9/25/2034 (c)(d)	11,131	12,119
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	404,786	407,097
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	616,000	617,985
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,385,000	1,385,980
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,944,000	1,955,285
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	613,232	618,572
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	1,957,000	1,966,678
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	2,164,000	2,169,625
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	2,231,543	2,232,123
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	1,036,543	1,039,128
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	314,000	311,206
TOTAL UNITED STATES		55,938,529
TOTAL ASSET-BACKED SECURITIES (Cost $86,326,710)		86,431,116

Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Banks - 0.5%
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	1,204,000	1,213,552
US Bank NA/Cincinnati OH 4.535% 5/20/2029 (c)	2,130,000	2,130,725

TOTAL UNITED STATES		3,344,277
TOTAL BANK NOTES (Cost $3,334,000)		3,344,277

Collateralized Mortgage Obligations - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (b)(c)	744,739	738,480
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	356,400	316,698
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (b)(f)	457,851	456,570
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	130,630	130,630
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	66,337	66,120
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	1,340	1,360
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0266% 5/25/2045 (c)(d)	104,357	103,474
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.0766% 7/25/2046 (c)(d)	99,555	99,511
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	14,543	14,469
GCAT Trust Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	158,497	148,375
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (b)(c)	423,763	425,619
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	71,978	68,442
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	21,371	21,122
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	209,009	205,143
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(c)	96,160	93,977
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (b)(c)	350,000	342,860
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	630,928	614,114
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (c)(d)	133	125
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (b)(f)	1,254,363	1,256,789
TOTAL UNITED STATES		5,103,878
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,136,374)		5,103,878

Commercial Mortgage Securities - 3.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.2%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(d)	1,764,000	1,771,166
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	142,241	139,067
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	87,788	87,069
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7425% 9/15/2026 (b)(c)(d)	418,000	416,600
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (b)(c)(d)	382,031	382,508
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (b)(c)(d)	418,000	418,261
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (b)(c)(d)	1,873,000	1,873,000
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (b)(c)(d)	1,199,000	1,193,005
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(d)	2,121,664	2,118,351
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (b)(c)(d)	1,282,899	1,283,700
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (b)(c)(d)	416,000	415,870
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (b)(c)(d)	231,317	231,751
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (b)(c)	573,287	573,825
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (b)(c)(d)	669,976	669,139
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.5915% 11/15/2038 (b)(c)(d)	280,866	281,028
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (b)(c)(d)	613,571	614,338
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (b)(c)(d)	463,526	464,666
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (b)(c)	590,000	590,000
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (b)(c)(d)	1,068,000	1,070,670
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (b)	760,789	762,929
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	652,525	545,125
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	396,459	315,500
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	165,486	163,452
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (b)(c)(d)	959,281	960,480
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (b)(c)(d)	1,098,071	1,099,100
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2425% 9/15/2029 (b)(c)(d)	112,394	110,189
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (b)(c)(d)	626,000	601,743
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4425% 7/15/2038 (b)(c)(d)(e)	183,000	182,886
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (b)(c)(d)	979,000	979,612
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (b)(c)(d)	1,145,000	1,145,717
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class A3, 4.175% 9/15/2061	348,885	346,105
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (b)(c)(d)	762,000	758,830
TOTAL UNITED STATES		22,565,682
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,765,767)		22,565,682

Non-Convertible Corporate Bonds - 38.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Glencore Funding LLC 4.907% 4/1/2028 (b)	459,000	461,989
Glencore Funding LLC 5.338% 4/4/2027 (b)	2,568,000	2,591,050

TOTAL AUSTRALIA		3,053,039
CANADA - 2.0%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (b)	1,547,000	1,534,067
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Enbridge Inc 4.2% 11/20/2028	975,000	968,393
Enbridge Inc 4.6% 6/20/2028	311,000	312,052
Enbridge Inc 5.25% 4/5/2027	727,000	732,527
Enbridge Inc 5.9% 11/15/2026	588,000	591,616
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	445,000	446,654
TransCanada PipeLines Ltd 4.25% 5/15/2028	1,467,000	1,460,982
TOTAL ENERGY		4,512,224
Financials - 1.2%
Banks - 1.2%
Bank of Montreal 4.338% 3/19/2030 (c)	1,665,000	1,655,084
Bank of Montreal 4.547% 6/2/2029 (c)	1,750,000	1,751,011
Bank of Nova Scotia/The 4.932% 2/14/2029 (c)	1,999,000	2,015,295
Canadian Imperial Bank of Commerce 4.283% 1/29/2030 (c)	720,000	713,503
Royal Bank of Canada 4.4% 4/17/2030 (c)	1,790,000	1,780,066
TOTAL FINANCIALS		7,914,959
TOTAL CANADA		13,961,250
DENMARK - 0.6%
Financials - 0.6%
Banks - 0.6%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	2,201,000	2,200,012
Danske Bank A/S 4.662% 3/27/2029 (b)(c)	2,207,000	2,207,428

TOTAL DENMARK		4,407,440
FRANCE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 4% 1/13/2029 (b)	791,000	782,880
Financials - 1.0%
Banks - 1.0%
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	2,352,000	2,355,024
BPCE SA 6.612% 10/19/2027 (b)(c)	540,000	544,288
Societe Generale SA 5.249% 5/22/2029 (b)(c)	2,440,000	2,463,457
Societe Generale SA 5.5% 4/13/2029 (b)(c)	538,000	545,407
Societe Generale SA 5.519% 1/19/2028 (b)(c)	1,284,000	1,291,188
TOTAL FINANCIALS		7,199,364
TOTAL FRANCE		7,982,244
GERMANY - 2.7%
Consumer Discretionary - 1.0%
Automobiles - 1.0%
BMW US Capital LLC 4.3% 3/17/2028 (b)	2,216,000	2,212,159
Mercedes-Benz Finance North America LLC 4.125% 3/10/2028 (b)	2,164,000	2,151,552
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	1,467,000	1,472,843
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	917,000	923,832
TOTAL CONSUMER DISCRETIONARY		6,760,386
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	1,944,000	1,965,753
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	2,495,000	2,515,959
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	1,926,000	1,988,682
TOTAL FINANCIALS		6,470,394
Health Care - 0.5%
Pharmaceuticals - 0.5%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	1,834,000	1,818,244
Bayer US Finance LLC 6.125% 11/21/2026 (b)	1,633,000	1,643,568
TOTAL HEALTH CARE		3,461,812
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	706,000	711,370
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	1,284,000	1,289,971
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	597,000	602,462
TOTAL INDUSTRIALS		2,603,803
TOTAL GERMANY		19,296,395
IRELAND - 1.3%
Financials - 0.9%
Consumer Finance - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	1,614,000	1,596,004
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	1,194,000	1,178,155
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	926,000	934,655
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,287,000	2,324,867
TOTAL FINANCIALS		6,033,681
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	322,000	312,292
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (b)	638,000	627,365
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	1,314,000	1,319,235
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	852,000	870,879
TOTAL INDUSTRIALS		3,129,771
TOTAL IRELAND		9,163,452
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
ENEL Finance International NV 4.125% 9/30/2028 (b)	606,000	599,730
ENEL Finance International NV 5.125% 6/26/2029 (b)	1,849,000	1,870,929

TOTAL ITALY		2,470,659
JAPAN - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	200,401
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	200,152
TOTAL COMMUNICATION SERVICES		400,553
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	942,000	948,911
Financials - 0.4%
Banks - 0.4%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)	200,000	199,639
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)	1,834,000	1,863,488
Mizuho Financial Group Inc 4.254% 9/11/2029 (c)	720,000	715,506
TOTAL FINANCIALS		2,778,633
TOTAL JAPAN		4,128,097
NETHERLANDS - 0.3%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	500,000	499,428
ING Groep NV 4.858% 3/25/2029 (c)	1,405,000	1,413,370
TOTAL FINANCIALS		1,912,798
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	494,000	492,075
TOTAL NETHERLANDS		2,404,873
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS AG/Stamford CT 4.302% 3/16/2029 (c)	1,386,000	1,383,455
UBS Group AG 4.703% 8/5/2027 (b)(c)	1,669,000	1,669,395

TOTAL SWITZERLAND		3,052,850
UNITED KINGDOM - 3.8%
Consumer Staples - 0.5%
Tobacco - 0.5%
BAT Capital Corp 3.557% 8/15/2027	2,568,000	2,544,419
BAT International Finance PLC 5.931% 2/2/2029	917,000	948,653
Imperial Brands Finance PLC 3.5% 7/26/2026 (b)	495,000	494,256
TOTAL CONSUMER STAPLES		3,987,328
Financials - 3.3%
Banks - 3.1%
Barclays PLC 5.086% 2/25/2029 (c)	2,201,000	2,218,155
Barclays PLC 5.501% 8/9/2028 (c)	734,000	741,343
Barclays PLC 5.674% 3/12/2028 (c)	1,101,000	1,110,705
Barclays PLC 7.385% 11/2/2028 (c)	1,908,000	1,978,965
HSBC Holdings PLC 4.899% 3/3/2029 (c)	1,963,000	1,973,522
HSBC Holdings PLC 5.597% 5/17/2028 (c)	2,219,000	2,242,985
HSBC Holdings PLC 7.39% 11/3/2028 (c)	1,834,000	1,904,286
Lloyds Banking Group PLC 4.241% 2/10/2030 (c)	1,110,000	1,097,788
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	1,508,000	1,516,354
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	1,963,000	2,007,644
NatWest Group PLC 4.892% 5/18/2029 (c)	2,018,000	2,029,767
NatWest Group PLC 5.516% 9/30/2028 (c)	1,834,000	1,859,614
Standard Chartered PLC 4.299% 1/13/2030 (b)(c)	973,000	961,690
		21,642,818
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	1,431,000	1,442,397
TOTAL FINANCIALS		23,085,215
TOTAL UNITED KINGDOM		27,072,543
UNITED STATES - 24.9%
Communication Services - 0.5%
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	2,045,000	2,009,916
Discovery Global Holdings Inc 3.755% 3/15/2027	869,000	862,847
		2,872,763
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.375% 4/15/2029	917,000	889,955
TOTAL COMMUNICATION SERVICES		3,762,718
Consumer Discretionary - 2.3%
Automobiles - 2.1%
American Honda Finance Corp 4.55% 4/10/2028	370,000	369,934
General Motors Financial Co Inc 4.2% 10/27/2028	787,000	781,144
General Motors Financial Co Inc 4.75% 4/6/2029	2,170,000	2,175,322
General Motors Financial Co Inc 5.4% 5/8/2027	1,834,000	1,852,409
General Motors Financial Co Inc 5.8% 1/7/2029	917,000	943,006
General Motors Financial Co Inc 6% 1/9/2028	1,522,000	1,554,023
Hyundai Capital America 2.375% 10/15/2027 (b)	1,688,000	1,640,531
Hyundai Capital America 4.6% 4/6/2028 (b)	1,810,000	1,808,861
Hyundai Capital America 4.875% 6/23/2027 (b)	2,153,000	2,162,268
Hyundai Capital America 5.45% 6/24/2026 (b)	1,309,000	1,310,158
		14,597,656
Specialty Retail - 0.2%
AutoNation Inc 4.45% 1/15/2029	1,776,000	1,760,214
TOTAL CONSUMER DISCRETIONARY		16,357,870
Consumer Staples - 0.2%
Food Products - 0.2%
Conagra Brands Inc 5.3% 10/1/2026	1,101,000	1,105,253
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Diamondback Energy Inc 5.2% 4/18/2027	2,014,000	2,030,096
Energy Transfer LP 6% 2/1/2029 (b)	1,834,000	1,850,868
EQT Corp 3.9% 10/1/2027	4,624,000	4,594,592
MPLX LP 4.25% 12/1/2027	1,467,000	1,463,654
ONEOK Inc 4.25% 9/24/2027	185,000	184,594
Targa Resources Corp 4.35% 1/15/2029	178,000	177,299
TOTAL ENERGY		10,301,103
Financials - 16.1%
Banks - 7.3%
Bank of America Corp 4.623% 5/9/2029 (c)	2,385,000	2,390,653
Bank of America Corp 4.979% 1/24/2029 (c)	2,201,000	2,218,314
Bank of America Corp 5.819% 9/15/2029 (c)	2,935,000	3,013,911
Citigroup Inc 3.52% 10/27/2028 (c)	1,834,000	1,812,177
Citigroup Inc 3.887% 1/10/2028 (c)	2,733,000	2,724,613
Citigroup Inc 4.075% 4/23/2029 (c)	2,047,000	2,031,986
Citigroup Inc 4.786% 3/4/2029 (c)	1,853,000	1,861,565
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	1,871,000	1,932,671
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	2,036,000	2,028,452
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	2,201,000	2,204,439
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	3,669,000	3,704,163
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	2,133,000	2,126,763
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	2,302,000	2,303,310
PNC Financial Services Group Inc/The 4.618% 10/26/2029 (c)	1,800,000	1,801,130
Regions Bank/Birmingham AL 4.755% 7/27/2029 (c)	770,000	772,332
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	693,000	684,691
Santander Holdings USA Inc 3.244% 10/5/2026	2,265,000	2,257,988
Truist Financial Corp 4.123% 6/6/2028 (c)	734,000	732,377
Truist Financial Corp 4.873% 1/26/2029 (c)	2,421,000	2,436,169
Truist Financial Corp 7.161% 10/30/2029 (c)	1,376,000	1,455,553
US Bancorp 4.653% 2/1/2029 (c)	1,834,000	1,839,573
Wells Fargo & Co 4.577% 5/20/2029 (c)	2,130,000	2,129,013
Wells Fargo & Co 4.808% 7/25/2028 (c)	2,806,000	2,814,640
Wells Fargo & Co 4.97% 4/23/2029 (c)	1,660,000	1,672,541
Wells Fargo & Co 5.707% 4/22/2028 (c)	2,201,000	2,226,085
		51,175,109
Capital Markets - 4.2%
Ares Strategic Income Fund 4.85% 1/15/2029 (b)	2,203,000	2,145,223
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	2,189,000	2,171,013
Athene Global Funding 1.608% 6/29/2026 (b)	899,000	897,054
Athene Global Funding 4.95% 1/7/2027 (b)	1,938,000	1,943,246
Athene Global Funding 5.339% 1/15/2027 (b)	934,000	938,059
Athene Global Funding 5.516% 3/25/2027 (b)	2,275,000	2,293,798
Blackstone Private Credit Fund 7.3% 11/27/2028	2,000,000	2,072,856
Equitable America Global Funding 4.65% 6/9/2028 (b)	946,000	945,962
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	2,476,000	2,460,307
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)	2,091,000	2,076,491
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	2,201,000	2,210,300
HPS Corporate Lending Fund 4.9% 9/11/2028	1,742,000	1,711,569
HPS Corporate Lending Fund 5.3% 6/5/2027	1,597,000	1,594,932
LPL Holdings Inc 4.9% 4/3/2028	725,000	727,394
Morgan Stanley 4.994% 4/12/2029 (c)	1,229,000	1,238,263
Morgan Stanley 6.296% 10/18/2028 (c)	2,330,000	2,390,005
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,712,000	1,719,666
		29,536,138
Consumer Finance - 1.9%
Ally Financial Inc 4.75% 6/9/2027	825,000	827,703
Ally Financial Inc 7.1% 11/15/2027	1,467,000	1,515,764
American Express Co 4.444% 5/3/2030 (c)	1,790,000	1,783,655
American Express Co 4.731% 4/25/2029 (c)	1,798,000	1,806,998
Capital One Financial Corp 5.468% 2/1/2029 (c)	1,467,000	1,488,244
Capital One Financial Corp 7.149% 10/29/2027 (c)	1,192,000	1,204,539
Ford Motor Credit Co LLC 4.97% 4/6/2029	200,000	198,723
Ford Motor Credit Co LLC 5.303% 9/6/2029	210,000	210,282
Ford Motor Credit Co LLC 5.8% 3/5/2027	1,467,000	1,478,508
Ford Motor Credit Co LLC 5.85% 5/17/2027	2,201,000	2,221,603
Stellantis Financial Services US Corp 4.95% 9/15/2028 (b)	535,000	532,898
Stellantis Financial Services US Corp 5.4% 6/15/2029 (b)	317,000	317,801
		13,586,718
Financial Services - 0.8%
CNH Industrial Capital LLC 4.5% 10/8/2027	1,444,000	1,444,075
Corebridge Financial Inc 3.85% 4/5/2029	2,201,000	2,151,266
Equitable Holdings Inc 4.35% 4/20/2028	487,000	485,005
Global Payments Inc 4.5% 11/15/2028	1,614,000	1,600,857
		5,681,203
Insurance - 1.9%
Brown & Brown Inc 4.6% 12/23/2026	796,000	797,259
Brown & Brown Inc 4.7% 6/23/2028	444,000	444,880
Corebridge Global Funding 4.9% 1/7/2028 (b)	953,000	958,439
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,847,000	1,853,312
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	1,246,000	1,259,382
Lincoln Financial Global Funding 5.3% 1/13/2030 (b)	1,252,000	1,269,119
MassMutual Global Funding II 4% 1/22/2029 (b)	636,000	628,577
Principal Life Global Funding II 4.65% 5/18/2029 (b)	2,130,000	2,128,110
Reinsurance Group of America Inc 3.9% 5/15/2029	730,000	716,635
RGA Global Funding 4.35% 8/25/2028 (b)	2,234,000	2,218,547
Western-Southern Global Funding 4.25% 1/29/2029 (b)	1,394,000	1,378,455
		13,652,715
TOTAL FINANCIALS		113,631,883
Health Care - 1.3%
Health Care Equipment & Supplies - 0.1%
Augusta SpinCo Corp 4.398% 3/23/2029	908,000	903,059
Health Care Providers & Services - 1.1%
Centene Corp 2.45% 7/15/2028	655,000	620,939
CVS Health Corp 4.3% 3/25/2028	1,834,000	1,828,238
HCA Inc 5% 3/1/2028	954,000	962,026
HCA Inc 5.625% 9/1/2028	1,834,000	1,868,086
Icon Investments Six DAC 5.809% 5/8/2027	1,820,000	1,834,671
		7,113,960
Pharmaceuticals - 0.1%
Utah Acquisition Sub Inc 3.95% 6/15/2026	884,000	883,873
TOTAL HEALTH CARE		8,900,892
Industrials - 0.4%
Aerospace & Defense - 0.2%
Boeing Co 5.04% 5/1/2027	917,000	921,952
Boeing Co 6.259% 5/1/2027	164,000	166,622
		1,088,574
Professional Services - 0.0%
Leidos Inc 4.1% 3/15/2029	525,000	518,281
Trading Companies & Distributors - 0.2%
Sumisho Air Lease Corp 4.4% 3/24/2028 (b)	987,000	982,059
Sumisho Air Lease Corp 4.5% 3/24/2029 (b)	265,000	263,388
		1,245,447
TOTAL INDUSTRIALS		2,852,302
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.75% 4/1/2028	2,047,000	2,058,590
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 5.05% 7/12/2029	1,834,000	1,865,993
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	877,000	876,375
TOTAL INFORMATION TECHNOLOGY		4,800,958
Materials - 0.1%
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027	616,000	617,796
Amrize Finance US LLC 4.7% 4/7/2028	445,000	446,193
TOTAL MATERIALS		1,063,989
Real Estate - 0.2%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 4/1/2028	115,000	114,995
Specialized REITs - 0.2%
American Tower Corp 5.5% 3/15/2028	917,000	932,655
Crown Castle Inc 4% 3/1/2027	459,000	457,968
		1,390,623
TOTAL REAL ESTATE		1,505,618
Utilities - 1.6%
Electric Utilities - 1.2%
Emera US Finance LLC 4.5% 4/1/2029	1,387,000	1,381,192
Eversource Energy 5.45% 3/1/2028	917,000	930,072
Georgia Power Co 4.6% 6/15/2029	2,140,000	2,152,376
Jersey Central Power & Light Co 4.15% 1/15/2029 (b)	1,244,000	1,229,239
Monongahela Power Co 4.45% 8/15/2029 (b)	989,000	987,007
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	1,054,000	1,058,575
Pinnacle West Capital Corp 4.9% 5/15/2028	376,000	378,446
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	541,000	542,580
		8,659,487
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 5.45% 6/1/2028	1,467,000	1,482,329
Multi-Utilities - 0.2%
DTE Energy Co 4.875% 6/1/2028	1,344,000	1,354,567
TOTAL UTILITIES		11,496,383
TOTAL UNITED STATES		175,778,969
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $271,814,522)		272,771,811

U.S. Government Agency - Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	30,574	30,322
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	15,791	15,661
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	41,303	40,963
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	285,105	278,660
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	55,199	56,231
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	18	18
Freddie Mac Gold Pool 8.5% 6/1/2027	42	43
Freddie Mac Gold Pool 8.5% 7/1/2028	3	2
Freddie Mac Gold Pool 8.5% 8/1/2026	3	2
Freddie Mac Gold Pool 8.5% 8/1/2027	98	99
Freddie Mac Gold Pool 8.5% 8/1/2027	9	9
Ginnie Mae I Pool 7% 1/15/2028	33	33
Ginnie Mae I Pool 7% 1/15/2028	31	31
Ginnie Mae I Pool 7% 1/15/2029	81	82
Ginnie Mae I Pool 7% 1/15/2029	38	39
Ginnie Mae I Pool 7% 1/15/2031	71	72
Ginnie Mae I Pool 7% 1/15/2032	58	59
Ginnie Mae I Pool 7% 10/15/2028	79	81
Ginnie Mae I Pool 7% 10/15/2028	51	52
Ginnie Mae I Pool 7% 10/15/2028	13	13
Ginnie Mae I Pool 7% 11/15/2027	9	9
Ginnie Mae I Pool 7% 11/15/2028	216	219
Ginnie Mae I Pool 7% 11/15/2028	26	27
Ginnie Mae I Pool 7% 12/15/2028	54	55
Ginnie Mae I Pool 7% 12/15/2028	15	15
Ginnie Mae I Pool 7% 12/15/2029	26	26
Ginnie Mae I Pool 7% 2/15/2028	7	6
Ginnie Mae I Pool 7% 2/15/2031	52	53
Ginnie Mae I Pool 7% 2/15/2032	48	49
Ginnie Mae I Pool 7% 3/15/2031	42	43
Ginnie Mae I Pool 7% 3/15/2031	18	19
Ginnie Mae I Pool 7% 3/15/2032	88	90
Ginnie Mae I Pool 7% 3/15/2032	48	49
Ginnie Mae I Pool 7% 4/15/2028	147	148
Ginnie Mae I Pool 7% 4/15/2028	13	14
Ginnie Mae I Pool 7% 4/15/2028	11	10
Ginnie Mae I Pool 7% 4/15/2029	115	116
Ginnie Mae I Pool 7% 4/15/2029	29	29
Ginnie Mae I Pool 7% 4/15/2032	134	137
Ginnie Mae I Pool 7% 4/15/2032	72	73
Ginnie Mae I Pool 7% 5/15/2029	43	44
Ginnie Mae I Pool 7% 5/15/2031	272	279
Ginnie Mae I Pool 7% 5/15/2032	50	51
Ginnie Mae I Pool 7% 6/15/2028	53	53
Ginnie Mae I Pool 7% 6/15/2028	30	30
Ginnie Mae I Pool 7% 6/15/2032	174	178
Ginnie Mae I Pool 7% 6/15/2032	65	67
Ginnie Mae I Pool 7% 7/15/2028	221	223
Ginnie Mae I Pool 7% 7/15/2028	53	53
Ginnie Mae I Pool 7% 7/15/2028	38	39
Ginnie Mae I Pool 7% 7/15/2029	186	189
Ginnie Mae I Pool 7% 7/15/2029	67	68
Ginnie Mae I Pool 7% 7/15/2031	172	175
Ginnie Mae I Pool 7% 7/15/2031	167	171
Ginnie Mae I Pool 7% 8/15/2028	192	195
Ginnie Mae I Pool 7% 8/15/2028	67	68
Ginnie Mae I Pool 7% 8/15/2028	14	14
Ginnie Mae I Pool 7% 8/15/2032	1,207	1,234
Ginnie Mae I Pool 7% 8/15/2032	346	356
Ginnie Mae I Pool 7% 8/15/2032	32	33
Ginnie Mae I Pool 7% 9/15/2028	104	105
Ginnie Mae I Pool 7% 9/15/2028	19	19
TOTAL UNITED STATES		427,303
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $472,399)		427,303

U.S. Treasury Obligations - 44.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 9/15/2028	3.49	44,340,600	43,710,132
US Treasury Notes 3.5% 12/15/2028	3.53 to 3.60	44,116,600	43,546,186
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.82	58,776,200	57,954,251
US Treasury Notes 3.625% 8/15/2028	3.38	70,627,100	70,039,462
US Treasury Notes 3.875% 3/15/2028	3.46 to 3.50	17,742,300	17,704,875
US Treasury Notes 3.875% 4/15/2029	3.91	31,259,300	31,110,330
US Treasury Notes 3.875% 5/15/2029	4.05	33,385,000	33,225,900
US Treasury Notes 4.125% 7/31/2028 (h)	3.88	15,868,800	15,902,893
TOTAL U.S. TREASURY OBLIGATIONS (Cost $316,177,519)			313,194,029

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $1,928,951)	3.67	1,928,596	1,928,981

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $707,956,242)	705,767,077
NET OTHER ASSETS (LIABILITIES) - 0.6%	4,011,847
NET ASSETS - 100.0%	709,778,924

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	330	9/2026	68,186,250	66,292

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $170,223,535 or 24.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $398,855.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,103,643	805,678,921	842,852,502	1,005,597	(1,112)	31	1,928,981	1,928,596	0.0%
Fidelity Securities Lending Cash Central Fund	-	413,251,915	413,248,113	34,712	(3,802)	-	-	-	0.0%
Total	39,103,643	1,218,930,836	1,256,100,615	1,040,309	(4,914)	31	1,928,981

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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